UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' equity attributable to Fangdd Network Group Limited CNY (¥)	Total shareholders' equity attributable to Fangdd Network Group Limited USD ($)	Ordinary shares Common Class A CNY (¥) shares	Ordinary shares Class B ordinary shares shares	Ordinary shares Class C ordinary shares shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at the beginning of the period at Dec. 31, 2021	¥ 313,259		¥ 1			¥ 5,031,772		¥ (404,877)		¥ (4,313,637)		¥ (9,582)		¥ 303,677
Balance at the beginning of the period (in shares) at Dec. 31, 2021 | shares			1,426,450,073	619,938,058
CHANGES IN DEFICIT
Net loss	(196,845)									(196,845)		4,745		(192,100)
Capital contribution from noncontrolling shareholder												376		376
Share-based compensation	9,207					9,207								9,207
Foreign currency translation adjustments, net of nil tax	9,159							9,159						9,159
Balance at the end of the period at Jun. 30, 2022	134,780		¥ 1			5,040,979		(395,718)		(4,510,482)		(4,461)		130,319
Balance at the end of the period (in shares) at Jun. 30, 2022 | shares			1,426,450,073	619,938,058
Balance at the beginning of the period at Dec. 31, 2021	313,259		¥ 1			5,031,772		(404,877)		(4,313,637)		(9,582)		303,677
Balance at the beginning of the period (in shares) at Dec. 31, 2021 | shares			1,426,450,073	619,938,058
Balance at the end of the period at Dec. 31, 2022	100,116		¥ 1			5,051,631		(393,841)		(4,557,675)		(4,722)		95,394
Balance at the end of the period (in shares) at Dec. 31, 2022 | shares			1,850,866,648	619,938,058	75,000
CHANGES IN DEFICIT
Net loss	9,458									9,458		(97)		9,361	$ 1,291
Capital contribution from noncontrolling shareholder												561		561
Share-based compensation	82					82								82
Share-based compensation (in shares) | shares			5,394,150
Acquisition of additional interests in subsidiaries												1		1
Disposal of subsidiaries												14		14
Issuance of ordinary shares	264					264								264
Issuance of ordinary shares (in shares) | shares			120,811,500		5,625,000
Conversion of class B ordinary shares to class A ordinary shares (in shares) | shares			129,519,698	(129,519,698)
Issuance of convertible promissory note	4,343					4,343								4,343
Conversion of convertible promissory note	140,722		¥ 13			140,709								140,722
Conversion of convertible promissory note (in shares) | shares			18,750,000,000
Foreign currency translation adjustments, net of nil tax	1,267							1,267						1,267	175
Balance at the end of the period at Jun. 30, 2023	¥ 256,252	$ 35,339	¥ 14			¥ 5,197,029	$ 716,703	¥ (392,574)	$ (54,138)	¥ (4,548,217)	$ (627,228)	¥ (4,243)	$ (585)	¥ 252,009	$ 34,754
Balance at the end of the period (in shares) at Jun. 30, 2023 | shares			20,856,591,996	490,418,360	5,700,000